Interim Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 8,602	$ 8,685